Inventories	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 4 - Inventories

As of March 31, 2019 and December 31, 2018 and 2017, inventories consisted of the following:

	March 31, 2019	December 31, 2018	December 31, 2017
	(Unaudited)
Satellite equipment for sale under construction	$1,329,639	$-	$197,645
Parts	-	-	11,029
Supplies	5,219	5,273	5,540
	1,334,858	5,273	214,214
Allowance for inventory loss	(5,219)	(5,273)	(5,540)
Net	$1,329,639	$-	$208,674

As of March 31, 2019, the Company transferred construction in progress and Prepayment - Equipment in the amount of $895,014 and $54,625, respectively, to inventories. As of December 31, 2018, the Company transferred inventories in the amount of $11,029 to R&D expenses.